May 24, 2019

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Attn: Keith Gregory

Re: North Capital Funds Trust (File Nos. 333-228904 and 811-23404)

Dear Mr. Gregory:

Further to our conversation on May 23, 2019, attached on behalf of North Capital Funds Trust (the “Registrant”), is a draft letter in response to comments you provided on May 16, 2019 regarding Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), and a changed page only redline of the prospectus and statement of additional information.

If you have any questions concerning this filing, please do not hesitate to contact me at 202.263.4169 or chris.carlson@thompsonhine.com.

Very truly yours,

/s/Christopher D. Carlson

Christopher D. Carlson